THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS	12 Months Ended
Dec. 31, 2013
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS

NOTE 15—THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS

        The Company has provided reserves for estimated losses from theatres and screens which have been permanently closed and vacant space with no right to future use. As of December 31, 2013, the Company has reserved $55,163,000 for lease terminations which have either not been consummated or paid, related primarily to eight theatres and certain vacant restaurant space. The Company is obligated under long-term lease commitments with remaining terms of up to 14 years for theatres which have been closed. As of December 31, 2013, base rents aggregated approximately $9,744,000 annually and $69,489,000 over the remaining terms of the leases.

        A rollforward of reserves for theatre and other closure is as follows:

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Beginning balance	$61,344	$62,935	$65,471	$73,852
Theatre and other closure expense—continuing operations	5,823	2,381	4,191	7,449
Theatre and other closure expense—discontinued operations	—	—	7,562	—
Transfer of lease liability	(53)	994	(697)	571
Net book value of abandoned and other property dispositions	—	—	—	(485)
Foreign currency translation adjustment	(286)	405	(38)	(511)
Cash payments	(11,665)	(5,371)	(13,554)	(15,405)

Ending balance	$55,163	$61,344	$62,935	$65,471

        The current portion of the ending balance is included with accrued expenses and other liabilities and the long-term portion of the ending balance is included with other long-term liabilities in the accompanying Consolidated Balance Sheets.

        During the twelve months ended December 31, 2013, the Company recognized $5,823,000 of theatre and other closure expense primarily related to accretion on previously closed properties with remaining lease obligations and, during the twelve months ended December 31, 2013, the Company permanently closed four theatres with 29 screens.

        During the period of August 31, 2012 through December 31, 2012 and the period of March 30, 2012 through August 30, 2012, the Company recognized $2,381,000 and $4,191,000, respectively, of theatre and other closure expense primarily related to the early termination of a lease agreement and accretion on previously closed properties with remaining lease obligations. The Company closed one theatre with 20 screens located in Canada and paid the landlord $7,562,000 to terminate the lease agreement during the period March 30, 2012 through August 30, 2012. See Note 4—Discontinued Operations for additional information.

        During the fifty-two weeks ended March 29, 2012, the Company recognized $7,449,000 of theatre and other closure expense primarily related to accretion on previously closed properties with remaining lease obligations.

        Theatre and other closure reserves for leases that have not been terminated are recorded at the present value of the future contractual commitments for the base rents, taxes and maintenance. As of December 31, 2013, the future lease obligations are discounted at annual rates ranging from 7.55% to 9.0%.